Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 6,197	$ 6,162	$ 32,890	$ 6,162
Provision balance	11,290		11,290		$ 10,311	$ 4,676
Employee severance
Restructuring Cost and Reserve [Line Items]
Provision balance	7,300		7,300
Other liability | Other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	1,700		1,700
Other liability | Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	2,300		2,300
Facility liability
Restructuring Cost and Reserve [Line Items]
Provision balance	$ 4,000		$ 4,000